CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
REVENUES	$ 46,626	$ 50,235	$ 45,646
Cost of revenues	(40,604)	(42,242)	(37,836)
Gross profit	6,022	7,993	7,810
Operating expenses
R&D expenses	(72)
Selling, general and administrative expenses	(6,773)	(6,722)	(6,040)
Impairment of goodwill	(80)		(481)
Operating profit (loss)	(903)	1,271	1,289
Financial expenses, net	(356)	(439)	(543)
Other income (loss), net	38	(26)	2
Profit (loss) before income tax (expense) benefit	(1,221)	806	748
Income tax (expense) benefit	(1,634)	2,975	(52)
Net profit (loss)	(2,855)	3,781	696
Net (profit) loss attributable to non-controlling interest	190	42	(6)
Net profit (loss) attributable to Eltek Ltd.	(2,665)	3,823	690
Other comprehensive income (loss): Foreign currency translation adjustments	(1,268)	487	78
Comprehensive income (loss)	(4,123)	4,268	774
Comprehensive loss attributable to non-controlling interest	(179)	(28)	(7)
Comprehensive income (loss) attributable to Eltek Ltd.	$ (3,944)	$ 4,296	$ 781
Basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	$ (0.26)	$ 0.53	$ 0.1
Weighted average number of ordinary shares used to compute basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	10,142,762	7,198,883	6,610,107